Cash and Cash Equivalents (Details) - EUR (€) € in Millions	Jun. 30, 2025	Dec. 31, 2024
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents		€ 18.4
Bottom of Range [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 5.4
Top of Range [Member]
Cash and Cash Equivalents [Line Items]
Cash and cash equivalents	€ 13.0